Letterhead
[George D. Bjurman & Associates]
[10100 Santa Monica Boulevard, Suite 1200]
[Los Angeles, CA 90067]

April 7, 1997

VIA EDGAR

Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: The Bjurman Funds (the "Trust")
     File Nos. 333-16033 and 811-07921

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for The Bjurman Micro-Cap Growth Fund and the Statement of Additional information do not differ from that contained in Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A. This amendment was filed electronically on March 26, 1997.

     Please call the undersigned at (610) 239-4740 with any questions you may have.

Very truly yours,

/s/ Joseph M. O'Donnell

Joseph M. O'Donnell
pursuant to Power of Attorney